Goodwill and Other Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 27, 2015	Jun. 28, 2014	Jun. 29, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets and deferred financing costs amortization	$ 54.5	$ 68.6	$ 70.2